UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               --------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nina Bieberdorf
Title:   Chief Operations Officer
Phone:   (612)746-8999

Signature, Place, and Date of Signing:

 /s/ Nina Bieberdorf                Minneapolis, MN             07/22/2010
 -------------------                ---------------             ----------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     49

FORM 13F INFORMATION TABLE VALUE TOTAL:     21,756,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   30-Jun-10

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                            Value      Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ABAXIS, INC                      COM             002567105      255     11900    SH         Sole               11900     0      0
ADVENT SOFTWARE, INC             COM             007974108      671     14284    SH         Sole               14284     0      0
AMERIGON, INC.                   COM             03070L300      343     46540    SH         Sole               46540     0      0
ANSYS, INC.                      COM             03662Q105      642     15826    SH         Sole               15826     0      0
BIO REFERENCE LABS, INC.         COM             09057G602      727     32790    SH         Sole               32790     0      0
BJS RESTAURANTS, INC.            COM             09180C106      454     19240    SH         Sole               19240     0      0
BLACKBOARD, INC.                 COM             091935502      630     16886    SH         Sole               16886     0      0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106      315     24163    SH         Sole               24163     0      0
BRIDGEPOINT EDUCATION, INC.      COM             10807M105      224     14180    SH         Sole               14180     0      0
BUCYRUS INTL, INC.               COM             118759109      378      7970    SH         Sole                7970     0      0
BUFFALO WILD WINGS               COM             119848109      376     10270    SH         Sole               10270     0      0
CAPELLA EDUCATION                COM             139594105      757      9310    SH         Sole                9310     0      0
CATALYST HEALTH SOLUTIONS, INC   COM             14888B103      561     16262    SH         Sole               16262     0      0
CHINACAST EDUCATION CORP.        COM             16946T109      221     37280    SH         Sole               37280     0      0
CLARIENT, INC.                   COM             180489106      265     86151    SH         Sole               86151     0      0
CONCUR TECHNOLOGIES, INC.        COM             206708109      297      6960    SH         Sole                6960     0      0
CONSTANT CONTACT, INC.           COM             210313102      225     10550    SH         Sole               10550     0      0
COSTAR GROUP, INC.               COM             22160N109      538     13857    SH         Sole               13857     0      0
DEALERTRACK HOLDINGS INC         COM             242309102      305     18519    SH         Sole               18519     0      0
DRIL QUIP, INC.                  COM             262037104      380      8640    SH         Sole                8640     0      0
EBIX, INC.                       COM             278715206      380     24240    SH         Sole               24240     0      0
EXLSERVICE HOLDINGS, INC.        COM             302081104      189     11020    SH         Sole               11020     0      0
EZCORP, INC.                     COM             302301106      367     19764    SH         Sole               19764     0      0
F5 NETWORKS, INC.                COM             315616102      431      6280    SH         Sole                6280     0      0
HIBBETT SPORTS, INC.             COM             428567101      515     21510    SH         Sole               21510     0      0
HITTITE MICROWAVE CORP.          COM             43365Y104      489     10920    SH         Sole               10920     0      0
HMS HLDGS CORP.                  COM             40425J101      775     14285    SH         Sole               14285     0      0
INTERACTIVE INTELLIGENCE, INC.   COM             45839M103      289     17570    SH         Sole               17570     0      0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105      594     23650    SH         Sole               23650     0      0
K12, INC.                        COM             48273U102      346     15590    SH         Sole               15590     0      0
KNIGHT TRANSPORTATION, INC.      COM             499064103      549     27140    SH         Sole               27140     0      0
LIVEPERSON, INC.                 COM             538146101      453     66080    SH         Sole               66080     0      0
LKQ CORPORATION                  COM             501889208      779     40420    SH         Sole               40420     0      0
LOGMEIN, INC.                    COM             54142L109      394     15020    SH         Sole               15020     0      0
LUMBER LIQUIDATORS HOLDINGS, I   COM             55003T107      375     16090    SH         Sole               16090     0      0
MWI VETERINARY SUPPLY, INC.      COM             55402X105      982     19545    SH         Sole               19545     0      0
NEOGEN CORP.                     COM             640491106      594     22813    SH         Sole               22813     0      0
NETLOGIC MICROSYSTEMS, INC.      COM             64118B100      449     16520    SH         Sole               16520     0      0
NIC, INC.                        COM             62914B100      330     51483    SH         Sole               51483     0      0
PEET'S COFFEE & TEA, INC.        COM             705560100      579     14750    SH         Sole               14750     0      0
POWER INTEGRATIONS, INC.         COM             739276103      505     15690    SH         Sole               15690     0      0
RIVERBED TECHNOLOGY, INC.        COM             768573107      340     12310    SH         Sole               12310     0      0
RUE 21                           COM             781295100      209      6900    SH         Sole                6900     0      0
SHUTTERFLY, INC.                 COM             82568P304      532     22190    SH         Sole               22190     0      0
SOLARWINDS, INC.                 COM             83416B109      214     13330    SH         Sole               13330     0      0
SXC HEALTH SOLUTIONS CORP        COM             78505P100      483      6590    SH         Sole                6590     0      0
TYLER TECHNOLOGY, INC.           COM             902252105      249     16015    SH         Sole               16015     0      0
VISTAPRINT LIMITED               COM             N93540107      616     12967    SH         Sole               12967     0      0
comSCORE, INC.                   COM             20564W105      185     11220    SH         Sole               11220     0      0